Other Non-Current Assets (Tables)	12 Months Ended
Dec. 30, 2023
Staffing 360 Solutions, Inc. [Member]
Other Non-Current Assets (Tables) [Line Items]
Schedule of Other Non-Current Assets	The following provides a breakdown of other non-current assets:
	December 30, 2023	December 31, 2022
Collateral associated with workers’ compensation insurance	$5,570	6,027
Other non-current assets	22	1,762
Total	$5,592	$7,789